Financing transaction of Chengxin - The rights, preferences and privileges of the Chengxin's holders of ordinary shares, preferred shares and Convertible Note (Details) - USD ($)
$ / shares in Units, $ in Thousands
	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2022
Financing transaction of Chengxin
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation		100.00%
Series A-1 convertible preferred shares
Financing transaction of Chengxin
Conversion ratio of preferred shares to ordinary shares		1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation		140.00%
Series A-2 convertible preferred shares
Financing transaction of Chengxin
Conversion ratio of preferred shares to ordinary shares		1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation		140.00%
Chengxin | Convertible Note due 2028
Financing transaction of Chengxin
Principal amount	$ 3,000,000
Interest (as a percent)	0.00%
Term of borrowing (in year)	7 years
Chengxin | Series A-1 convertible preferred shares
Financing transaction of Chengxin
Issuance of preferred shares in connection with certain external investors and the Group offering	92,367,521
Proceeds from issuance of convertible preferred shares, net of issuance cost	$ 923,675
Conversion ratio of preferred shares to ordinary shares		1
Chengxin | Series A-1 convertible preferred shares | An entity controlled by Softbank Group Corp.
Financing transaction of Chengxin
Proceeds from issuance of convertible preferred shares, net of issuance cost	43,162
Chengxin | Series A-1 convertible preferred shares | Secured term loans
Financing transaction of Chengxin
Principal amount	$ 160,000
Chengxin | Series A-2 convertible preferred shares
Financing transaction of Chengxin
Issuance of preferred shares in connection with certain external investors and the Group offering	20,000,000
Proceeds from issuance of convertible preferred shares, net of issuance cost	$ 200,000
Conversion ratio of preferred shares to ordinary shares		1
Conversion price		$ 10.00
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation		100.00%